Significant accounting policies - Summary of Total of Right of use Assets, Property and Equipment and Intangible Assets, Broken Down by Location of the Assets (Detail) - Reportable segments [member] - Operating segments [member] - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total non-current assets by region	$ 37,116	$ 41,089
Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	19,850	21,047
Latin America - except Brazil [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	304	889
Rest of the world [member]
Disclosure of geographical areas [line items]
Total non-current assets by region	$ 16,962	$ 19,153